Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets

	December 31, 2024	December 31, 2023
Software	$1,014,967	$1,009,272
In-development intangible asset	6,655,623	1,862,465
	7,670,590	2,871,737
Less—Accumulated amortization for Software	(920,412)	(736,834)
Intangible assets, net	$6,750,178	$2,134,903

Expected Amortization Expense for Software Over Remaining Life	As of December 31, 2024, expected amortization expense for Software over its remaining life is as follows:

2025	$75,960
2026	6,973
2027	6,973
2028	4,649
2029	—
Thereafter	—
$94,555